Document and Entity Information Document	Nov. 09, 2026	Aug. 10, 2026
Document And Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Nov. 09, 2026
Entity Registrant Name	National Health Investors Inc.
Entity Incorporation, State or Country Code		MD
Entity File Number		001-10822
Entity Tax Identification Number		62-1470956
Entity Address, Address Line One	222 Robert Rose Drive
Entity Address, City or Town	Murfreesboro
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37129
City Area Code	615
Local Phone Number	890-9100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security		Common Stock, $0.01 par value
Trading Symbol		NHI
Security Exchange Name		NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000877860
Amendment Flag	false